Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data
The Company’s unaudited quarterly financial data for 2013 and 2012 is summarized below.

	2013
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$28,909	$45,394	$57,791	$75,908
Income from operations	8,662	19,383	29,423	37,726
Income tax expense	3,162	7,802	9,099	11,691
Net income (loss)	$5,396	$14,471	$14,596	$20,124
Earnings per common share
Basic	$0.15	$0.37	$0.33	$0.43
Diluted	$0.15	$0.36	$0.33	$0.42

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$16,351	$16,030	$16,814	$25,767
Income from operations	6,737	4,307	4,086	2,177
Income tax expense	—	—	—	54,903
Net income (loss)	$1,477	$13,624	$452	$(52,074)

Pro forma information
Income before income taxes	$1,477	$13,624	$452	$2,829
Pro forma provision for income taxes	526	4,857	161	1,009
Pro forma net income	$951	$8,767	$291	$1,820
Pro forma earnings per share:
Basic	$0.06	$0.60	$0.02	$0.05
Diluted	$0.06	$0.60	$0.02	$0.05